Redeemable Convertible Preferred Stock - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 Year	Dec. 31, 2019 shares	Dec. 31, 2019	Dec. 31, 2019 Year
Redeemable Noncontrolling Interest [Line Items]
Temporary equity shares authorized			105,500,526	105,500,526				105,500,526
Percentage votes in terms of outstanding redeemable convertible preferred stock to approve conversion into permanent equity					60.00%				60.00%
Number of directors eligible to be elected by the common stockholders					2		2		2	2
Temporary equity minimum number of shares to be held for approving any event like liquidation increase or decrease the shares of common stock				30,000,000				30,000,000
Temporary equity minimum percentage votes in terms of holding to approve any event like liquidation increase or decrease the shares of common stock					60.00%				60.00%
Maximum debt that can be raised without the approval of holders of temporary equity | $						$ 20,000,000
Temporary equity minimum number of shares to be held for approving event like altering rights of holders or to increase or decrease the number of shares				12,000,000				12,000,000
Percentage of holders of temporary equity in terms of voting rights to approve event like altering rights of holders or to increase or decrease the number of shares					60.00%				60.00%
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001
Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued price per share | $ / shares	$ 19.3702	$ 19.3702
Forecast [Member] | Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Proceeds from initial public offering | $	$ 100,000,000	$ 100,000,000
Series Seed One Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity shares authorized			6,950,729	6,950,729				6,950,729
Temporary equity rate of dividend	8.00%	8.00%
Temporary equity conversion price per share | $ / shares	$ 0.6167	$ 0.6167
Temporary equity minimum number of shares to be outstanding for electing member to the board of directors				7,100,000				7,100,000
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001
Series Seed Two Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity shares authorized			12,298,893	12,298,893				12,298,893
Temporary equity rate of dividend	8.00%	8.00%
Temporary equity conversion price per share | $ / shares	$ 0.6167	$ 0.6167
Temporary equity minimum number of shares to be outstanding for electing member to the board of directors				7,100,000				7,100,000
Series Seed A Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity shares authorized			21,418,756	21,418,756				21,418,756
Temporary equity rate of dividend	8.00%	8.00%
Temporary equity conversion price per share | $ / shares	$ 0.7594	$ 0.7594
Temporary equity minimum number of shares to be outstanding for electing member to the board of directors				7,000,000				7,000,000
Series Seed B Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity shares authorized			22,652,737	22,652,737				22,652,737
Temporary equity rate of dividend	8.00%	8.00%
Temporary equity conversion price per share | $ / shares	$ 4.4383	$ 4.4383
Temporary equity minimum number of shares to be outstanding for electing member to the board of directors				7,000,000				7,000,000
Series Seed C Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity shares authorized			42,179,411	42,179,411				42,179,411
Temporary equity rate of dividend	8.00%	8.00%
Temporary equity conversion price per share | $ / shares	$ 19.3702	$ 19.3702
Temporary equity minimum number of shares to be outstanding for electing member to the board of directors				12,000,000				12,000,000